BUSINESS COMBINATION AND ASSET ACQUISITION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION AND ASSET ACQUISITION

NOTE 4 — BUSINESS COMBINATION AND ASSET ACQUISITION

Business Combination and Goodwill

The Company accounted for business combination using the acquisition method of accounting under ASC Topic 805. The total purchase price was allocated to the tangible and identifiable intangible assets acquired, liabilities assumed and non-controlling interest based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill.

The determination of fair values involves the use of significant judgments and estimates. The judgments used to determine the estimated fair value assigned to assets acquired and liabilities assumed, and the intangible asset useful lives, as well as the expected future revenue from the identifiable intangible assets and related discount rates, can materially impact the Company’s consolidated financial statements. Significant inputs and assumptions used for the model included the amount and timing of expected future revenues and discount rates.

Aesthetic Healthcare Holdings Pte. Ltd.

On November 20, 2024, the Company acquired 100% equity interest in Aesthetic Healthcare Holdings Pte. Ltd. (“AHH”) and its subsidiaries, which operate medical aesthetics clinics in Singapore, with a cash consideration of 7.80 million Singapore Dollars ($5,725,590). The Company aimed to enter the medical aesthetics industry in the Singaporean market through this acquisition.

The purchase price allocation was determined by the Company with assistance of a third-party valuation. The purchase price was allocated on the acquisition date as follows:

Cash and cash equivalents	$1,489,581
Inventories	259,086
Prepaid expense and other current assets	114,379
Property and equipment, net	650,119
Intangible assets, net	1,534,349
Operating lease right-of-use assets	1,187,640
Long-term prepayments	398,834
Other assets	352,802
Accounts payable	(399,037)
Accrued liabilities and other current liabilities	(354,557)
Advance from customers	(726,857)
Operating lease liabilities, current	(832,314)
Current portion of long-term loans	(35,742)
Income tax payable	(47,229)
Deferred tax liabilities	(345,269)
Operating lease liabilities, non-current	(405,107)
Other liabilities	(269,155)
Total identifiable net assets	2,571,523
Goodwill	3,154,067
Total purchase consideration	$5,725,590

The intangible assets identified in conjunction with the acquisition of AHH primarily consist of trademarks, which will be amortized over a useful life of twenty years on a straight-line basis.

Pro forma results of operations for the business combination have not been presented because they are not material to the consolidated statements of operations and comprehensive income for the years ended December 31, 2024 and 2023.

The Company consolidates AHH and its subsidiaries’ financial information on a three-month reporting lag. Accordingly, given the acquisition closing date of November 20, 2024, the operating results of AHH for the period subsequent to the acquisition date will be recorded in the Company’s consolidated financial statements beginning 2025.

The Company’s policy is to perform its annual impairment testing on goodwill for its reporting unit at the end of each fiscal year or more frequently if events or changes in circumstances indicate that an impairment may exist. The Company did not recognize any impairment loss on goodwill during the years ended December 31, 2024 and 2023.

Asset Acquisition

The following acquisition did not meet the definition of a business combination under ASC Topic 805, so the Company accounted for the transaction as asset acquisition. In an asset acquisition, goodwill is not recognized, but rather any excess consideration transferred over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets. In addition, related transaction expenses are capitalized and allocated to the net assets acquired on a relative fair value basis.

Kijimadairakanko Inc.

On April 3, 2023, the Company acquired 100% equity interest of Kijimadairakanko Inc. (“Kijima”), a company operating ski resorts and tourism-related business, with a cash consideration of JPY1,026,152 ($7,029). Meanwhile, the Company’s preexisting loans of JPY103,000,000 ($705,528) to Kijima were considered effectively settled upon the acquisition. The settlement amount was included in the total purchase consideration summarized as follows:

Cash consideration	$7,029
Effective settlement of preexisting loans	705,528
Total consideration	$712,557

The following table summarizes the amounts for the Kijima acquisition which were allocated to the fair value of aggregated net assets acquired:

Cash and cash equivalents	$729,580
Accounts receivable	36,389
Inventories	17,636
Prepaid expenses and other current assets	5,717
Property and equipment, net	889,397
Other assets	30,983
Accounts payable	(143,340)
Advances from customers	(647,061)
Income tax payable	(1,250)
Long-term loans	(205,494)
Net assets acquired	$712,557

The assets in the purchase price allocation are stated at fair value based on estimates of fair value using available information and making assumptions management believes are reasonable.

The results of operations, financial position and cash flows of Kijima have been included in the Company’s consolidated financial statements since the date of acquisition.

SBC MEDICAL GROUP HOLDINGS INCORPORATED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS